SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of disaggregation of revenue

	Period from
	July 25, 2016 to	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	USD
Revenue from loan facilitation services	1,618	552,313	3,107,633	451,986
Revenue from post-origination services	40	95,037	757,957	110,240
Financing income	—	50,966	267,844	38,956
Other service fee revenues	—	89,828	313,584	45,609
Total net revenue	1,658	788,144	4,447,018	646,791

Schedule of accounts receivables

		Allowance for
	Accounts	uncollectible	Accounts
As of December 31, 2017	receivable	Accounts receivable	receivable, net
Accounts receivable from loan facilitation service	339,122	(17,528)	321,594
Accounts receivable from post facilitation service	—	—	—
Total	339,122	(17,528)	321,594

		Allowance for
	Accounts	uncollectible	Accounts
As of December 31, 2018	receivable	Accounts receivable	receivable, net
Accounts receivable from loan facilitation service	1,849,796	(77,152)	1,772,644
Accounts receivable from post facilitation service	13,546	(4,184)	9,362
Total	1,863,342	(81,336)	1,782,006

Schedule of movement of allowance for uncollectible accounts receivables

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2017	provision	year	2017
Accounts receivable from loan facilitation service	—	17,528	—	17,528
Accounts receivable from post facilitation service	—	—	—	—
Total	—	17,528	—	17,528

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2018	provision	year	2018
Accounts receivable from loan facilitation service	17,528	64,895	(5,271)	77,152
Accounts receivable from post facilitation service	—	4,702	(518)	4,184
Total	17,528	69,597	(5,789)	81,336

Schedule of contract assets

		Allowance for
		uncollectible	Contract assets,
As of December 31, 2017	Contract assets	Contract assets	net
Contract assets from loan facilitation service	5,563	(1,163)	4,400
Contract assets from post facilitation service	3,688	(2,579)	1,109
Total	9,251	(3,742)	5,509

		Allowance for
		uncollectible	Contract assets,
As of December 31, 2018	Contract assets	Contract assets	net
Contract assets from loan facilitation service	7,634	(758)	6,876
Contract assets from post facilitation service	3,284	(421)	2,863
Total	10,918	(1,179)	9,739

Schedule of movement of allowance uncollectible contract assets

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	July 25,	year net	the current	December 31,
	2016	provision	year	2016
Contract assets from loan facilitation service	—	106	—	106
Contract assets from post facilitation service	—	2	—	2
Total	—	108	—	108

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2017	provision	year	2017
Contract assets from loan facilitation service	106	1,075	(18)	1,163
Contract assets from post facilitation service	2	2,577	—	2,579
Total	108	3,652	(18)	3,742

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 31,	year net	the current	December 31,
	2018	provision	year	2018
Contract assets from loan facilitation service	1,163	1,053	(1,458)	758
Contract assets from post facilitation service	2,579	918	(3,076)	421
Total	3,742	1,971	(4,534)	1,179

Schedule of estimated useful lives for property and equipment

Leasehold improvements	Over the shorter of the lease term or expected useful lives
Electronic equipment	5 years
Furniture and office equipment	5 years

Schedule of movement of guarantee liabilities

RMB
As of January 1, 2017	5,768
Provision at the inception of new loans	452,182
Net payout (1)	(156,677)
Release on expiration	(331)
As of December 31, 2017	300,942
As of January 1, 2018	300,942
Provision at the inception of new loans	2,059,392
Net payout(1)	(935,991)
Release on expiration	(25,169)
As of December 31, 2018	1,399,174
(1)	Net payout represents the amount paid upon borrowers’ default net of subsequent recoveries from the borrowers during a given period.

Schedule of financial assets receivable

	December 31,	December 31,
	2017	2018
	RMB	RMB
Financial assets receivable	286,380	1,250,277
Allowance for uncollectible receivables	(16,258)	(56,656)
Financial assets receivable, net	270,122	1,193,621

Schedule of movement of financial assets receivable

	Period from
	July 25, 2016 to	Year ended,	Year ended,
	December 31, 2016	December 31, 2017	December 31, 2018
	RMB	RMB	RMB
Balance at beginning of year	—	5,160	286,380
Addition in the current year	5,768	452,182	1,881,072
Collection in the current year	(608)	(170,947)	(909,501)
Write-off	—	(15)	(7,674)
Balance at end of year	5,160	286,380	1,250,277

Schedule of movement of allowance for uncollectible receivables

	Period from
	July 25, 2016 to	Year ended,	Year ended,
	December 31, 2016	December 31, 2017	December 31, 2018
	RMB	RMB	RMB
Balance at beginning of year	—	—	16,258
Current year net provision	—	16,273	48,072
Write-off	—	(15)	(7,674)
Balance at end of year	—	16,258	56,656

Schedule of impacts to previously reported results upon adoption of the standards related to revenue recognition

Period from July 25, 2016 to December 31, 2016

		New revenue
	As previously	standard
	reported	adjustment	As restated
	RMB	RMB	RMB
Statement of comprehensive income
Revenue from loan facilitation services	42	1,576	1,618
Revenue from post-origination services	18	22	40
Net revenue	60	1,598	1,658
Provision for accounts receivable and contract assets	—	(108)	(108)
Income tax benefit (expense)	8,297	(373)	7,924
Net income (loss)	(21,833)	1,117	(20,716)
Comprehensive income (loss)	(21,833)	1,117	(20,716)
Net income (loss) per share-Basic	(0.11)	0.01	(0.10)
Net income (loss) per share-Diluted	(0.11)	0.01	(0.10)

Year ended December 31, 2017

		New revenue
	As previously	standard
	reported	adjustment	As restated
	RMB	RMB	RMB
Statement of comprehensive income
Revenue from loan facilitation services	117,780	434,533	552,313
Revenue from post-origination services	50,478	44,559	95,037
Net revenue	309,052	479,092	788,144
Provision for financial assets receivable	—	(16,273)	(16,273)
Provision for accounts receivable and contract assets	—	(21,180)	(21,180)

Income tax benefit (expense)	62,232	(110,410)	(48,178)
Net (loss) income	(166,365)	331,230	164,865
Comprehensive (loss) income	(166,365)	331,230	164,865
Net income (loss) per share-Basic	(0.84)	1.67	0.83
Net income (loss) per share-Diluted	(0.84)	1.67	0.83

As of December 31, 2017

		New revenue
	As previously	standard
	reported	adjustment	As restated
	RMB	RMB	RMB
Balance sheets
Accounts receivable and contract assets, net	—	327,103	327,103
Financial assets receivable, net	140,356	129,766	270,122
Deferred tax assets	186,319	(110,783)	75,536
Other tax payable	17,590	13,739	31,329
Accumulated (deficit)/Retained earnings	(188,198)	332,347	144,149

Consolidated Trusts
Schedule of financial statements

	December 31, 2017	December 31, 2018
	RMB	RMB
ASSETS
Restricted cash	96,134	6,142
Loans receivable, net	910,674	493,883
Prepaid expenses and other assets	—	4,000
Total Assets	1,006,808	504,025

	December 31, 2017	December 31, 2018
	RMB	RMB
LIABILITIES
Payable to investors of the consolidated trusts	536,906	300,341
Amounts due to related parties	483,145	4,034
Accrued expenses and other current liabilities	62	385
Other tax payable	306	268
Total liabilities	1,020,419	305,028

	Period from
	July 25 to	Year ended	Year ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenue	—	10,791	70,621
Net loss	—	(2,560)	(32,708)

	Period from
	July 25 to	Year ended	Year ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net cash used in operating activities	—	(90)	(8,749)
Net cash (used in) provided by investing activities	—	(916,275)	527,223
Net cash provided by (used in) financing activities	—	1,012,499	(708,466)